Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 59,154	¥ 72,646	¥ 59,843
Fair value changes of available-for-sale investments held by an associate	(7)	2
Actuarial gains (losses) on post-retirement benefit obligations	(84)	(61)	40
Loss for the year	(13,284)	(12,561)	3,480
Issue of ordinary shares, net of transaction costs and tax			9,442
Ending balance	57,152	59,154	72,646
Share premium [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	37,070	37,070
Unrealised gains on cash flow hedges	0
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Loss for the year	0
Issue of ordinary shares, net of transaction costs and tax	8,325
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	0
Transactions with non-controlling interests (Note 21(b))	(689)
Ending balance	44,706	37,070	37,070
Capital reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(767)	(767)
Unrealised gains on cash flow hedges	0
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Loss for the year	0
Issue of ordinary shares, net of transaction costs and tax	0
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	0
Transactions with non-controlling interests (Note 21(b))	0
Ending balance	(767)	(767)	(767)
Hedging reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	182	24
Unrealised gains on cash flow hedges	(228)	158
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Loss for the year	0
Issue of ordinary shares, net of transaction costs and tax	0
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	0
Transactions with non-controlling interests (Note 21(b))	0
Ending balance	(46)	182	24
Statutory reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	782	782
Unrealised gains on cash flow hedges	0
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Loss for the year	0	0
Issue of ordinary shares, net of transaction costs and tax	0
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	0
Transactions with non-controlling interests (Note 21(b))	0
Ending balance	782	782	782
Other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(2,624)	(2,362)
Unrealised gains on cash flow hedges	0
Fair value movements in equity investments designated at fair value through other comprehensive income	(237)	(203)
Fair value changes of available-for-sale investments held by an associate	(7)	2
Actuarial gains (losses) on post-retirement benefit obligations	(79)	(61)
Loss for the year	0
Issue of ordinary shares, net of transaction costs and tax	0
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	(157)
Transactions with non-controlling interests (Note 21(b))	0
Ending balance	(3,104)	(2,624)	(2,362)
Retainedearnings/ (accumulated losses )[member]
Disclosure of reserves within equity [Line Items]
Beginning balance	5,227	17,882	14,901
Unrealised gains on cash flow hedges	0
Fair value movements in equity investments designated at fair value through other comprehensive income	0
Fair value changes of available-for-sale investments held by an associate	0
Actuarial gains (losses) on post-retirement benefit obligations	0
Loss for the year	(12,214)	(11,836)	3,192
Final dividend		(819)
Issue of ordinary shares, net of transaction costs and tax	0
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	157
Transactions with non-controlling interests (Note 21(b))	0
Ending balance	(6,830)	5,227	17,882
Retained earnings and other reserves
Disclosure of reserves within equity [Line Items]
Beginning balance	39,870	52,629
Unrealised gains on cash flow hedges	(228)	158
Fair value movements in equity investments designated at fair value through other comprehensive income	(237)	(203)
Fair value changes of available-for-sale investments held by an associate	(7)	2
Actuarial gains (losses) on post-retirement benefit obligations	(79)	(61)
Loss for the year	(12,214)	(11,836)
Final dividend		(819)
Issue of ordinary shares, net of transaction costs and tax	8,325
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	0
Transactions with non-controlling interests (Note 21(b))	(689)
Ending balance	¥ 34,741	¥ 39,870	¥ 52,629